Concentration of Credit Risk (Details) - Schedule of Single Customers Total Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Schedule of Single Customers Total Revenue [Line Items]
Total Revenue, Amount	$ 17,311,971	$ 9,824,275		$ 3,363,631
Total Revenue, Percentage	29.30%	20.40%		10.30%
Customer B [Member]
Schedule of Single Customers Total Revenue [Line Items]
Total Revenue, Amount		$ 5,364,265		$ 13,384,613
Total Revenue, Percentage		11.10%		41.20%
Customer C [Member]
Schedule of Single Customers Total Revenue [Line Items]
Total Revenue, Amount	$ 6,297,152	$ 4,980,628
Total Revenue, Percentage	10.60%	10.30%
Customer D [Member]
Schedule of Single Customers Total Revenue [Line Items]
Total Revenue, Amount	$ 7,354,358		[1]
Total Revenue, Percentage	12.40%		[1]

[1]	represent percentage less than 10% The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable: